SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL (Details) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Securities Purchased Under Agreements To Resell Details Abstract
Customer Securities For Which Entity Has Right To Sell Or Repledge Fair Value Of Securities Sold Or Repledged	€ 98,500	€ 511,120